UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2006 Estimated average burden hours per response........20.0

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8748
Wanger Advisors Trust
(Exact name of registrant as specified in charter)
One Financial Center, Boston, Massachusetts			02111
(Address of principal executive offices)			(Zip code)
Vincent Pietropaolo, Esq. Columbia Management Group, Inc. One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-772-3698

Date of fiscal year end:	12/31/05

Date of reporting period:	3/31/05

Item 1. Schedule of Investments.

WANGER U.S. SMALLER COMPANIES FUND STATEMENT OF INVESTMENTS (Unaudited) MARCH 31, 2005

Number of Shares		Value*
Common Stocks - 90.4%
	Information - 27.6%
	Business/Consumer Software - 8.1%
563,437	Kronos (b)	28,797,265
	Labor Management Solutions
595,800	Micros Systems (b)	21,871,818
	Information Systems for Restaurants & Hotels
1,030,000	JDA Software Group (b)	14,461,200
	Applications/Software & Services for Retailers
710,600	Mapics (b)	9,045,938
	Mid Market ERP Software
1,510,000	Novell (b)	8,999,600
	Security & Identity Management Software
429,800	MRO Software (b)	6,030,094
	Enterprise Maintenance Software
628,200	E.Piphany (b)	2,230,110
	CRM Software
60,000	Maximus	2,009,400
	Outsourcer For Government
820,000	Indus International (b)	2,000,800
	Enterprise Asset Management Software
		95,446,225
	Mobile Communications - 3.7%
807,000	Western Wireless (b)	30,633,720
	Rural Cellular Phone Services
495,000	Crown Castle International (b)	7,949,700
	Communication Towers
46,000	Telephone & Data Systems	3,753,600
	Cellular & Telephone Services
40,000	American Tower (b)	729,200
	Communication Towers in USA & Mexico
		43,066,220
	Computer Hardware/Related Systems - 2.7%
830,000	Symbol Technologies	12,026,700
	Mobile Computers & Barcode Scanners

415,800	Seachange International (b)	5,384,610
	Systems for Video on Demand & Ad Insertion
960,000	3Com (b)	3,417,600
	Networking Equipment
81,600	Rogers (b)	3,264,000
	PCB Laminates & High Performance Foams
195,000	CTS	2,535,000
	Electronic Components, Sensors & EMS

Number of Shares		Value*
120,000	Unova (b)	2,478,000
	Barcode & Wireless LAN Systems
50,000	Avocent (b)	1,283,000
	Computer Control Switches
35,000	Applied Films (b)	809,200
	Thin-Film Glass Coating Equipment
301,205	SensAble Technologies, Series C. Pfd. (d)	337,350
1,581,292	SensAble Technologies (d)	79,065
	Sensory Devices for Computer Based Sculpting
		31,614,525
	Business Information/Business Services/Publishing - 2.0%
153,700	Getty Images (b)	10,929,607
	Photographs for Publications & Electronic Media
345,000	Navigant Consulting (b)	9,394,350
	Financial Consulting Firm
200,000	InfoUSA (b)	2,102,000
	Business Data for Sales Leads
90,000	Ceridian (b)	1,534,500
	HR Services & Payment Processing
		23,960,457
	Transaction Processors - 1.9%
273,440	Global Payments	17,634,146
	Credit Card Processor
448,000	Pegasus Solutions (b)	5,295,360
	Transaction Processor for Hotel Industry
		22,929,506
	Telecommications/Wireline Communications - 1.5%
368,300	Commonwealth Telephone (b)	17,361,662
	Rural Phone Franchises & CLEC

	Telecommunications Equipment - 1.4%
997,800	Aspect Telecommunications (b)	10,387,098
	Call Center Equipment
340,000	Andrew (b)	3,981,400
	Wireless Infrastructure Equipment

200,000	Tellabs (b)	1,460,000
	Telecommunications Equipment
100,000	Symmetricom (b)	1,109,000
	Network Timing & Synchronization Devices
		16,937,498

Number of Shares		Value*
	Radio - 1.4%
355,900	Salem Communications (b)	7,331,540
	Radio Stations for Religious Programming
515,000	Spanish Broadcasting (b)	5,283,900
	Spanish Language Radio Stations
130,900	Saga Communications (b)	2,107,490
	Radio Stations in Small & Mid-sized Cities
110,000	Cumulus Media, Cl. A (b)	1,567,500
	Radio Stations in Small Cities
		16,290,430
	Semiconductors/Related Equipment - 1.3%
325,000	Integrated Circuit Systems (b)	6,214,000
	Silicon Timing Devices
345,000	Entegris (b)	3,412,050
	Semiconductor Wager Shipping & Handling Products
311,200	Pericom Semiconductor (b)	2,666,984
	Semiconductors: Interface Integrated Circuits
70,000	Littelfuse (b)	2,005,500
	Little Fuses
125,900	IXYS (b)	1,440,296
	Power Semiconductors
		15,738,830
	Instrumentation - 1.0%
288,000	Tektronix	7,064,640
	Analytical Instruments
90,000	Trimble Navigation (b)	3,042,900
	GPS-Based Instruments
25,000	Mettler Toledo (b)	1,187,500
	Laboratory Equipment
		11,295,040
	Internet - 0.7%
355,000	ValueClick (b)	3,766,550
	Internet Advertising
355,600	DoubleClick (b)	2,738,120
	Internet Advertising & Direct Marketing Statistical Data

310,000	Skillsoft Publishing (b)	1,140,800
	Provider of Web-Based Learning Solutions (E-Learning)
		7,645,470
	Computer Services - 0.7%
753,000	RCM Technologies (b)(c)	3,795,120
	Technology Engineering Services

Number of Shares		Value*
705,500	AnswerThink Consulting (b)	2,913,715
	I/T Consultant Offering Best Practices Benchmarking
256,600	Analysts International (b)	928,892
	Technology Staffing Services
		7,637,727
	TV/Satellite Broadcasting - 0.5%
662,700	Entravision Communications (b)	5,878,149
	Spanish Language TV, Radio & Outdoor

	Television Programming - 0.3%
310,000	Mediacom Communications (b)	2,027,400
	Cable Television Franchises
138,500	Gray Television	2,004,095
	Mid Market Affiliated TV Stations
		4,031,495
	Contract Manufacturing - 0.2%
220,000	Plexus (b)	2,532,200
	Electronic Manufacturing Services

	Electronics Distribution - 0.2%
40,000	CDW	2,267,200
	Tech Reseller to Small Businesses
	Information - Total	324,632,634

	Consumer Goods/Services - 19.4%
	Retail - 8.1%
280,000	Abercrombie & Fitch	16,027,200
	Teen Apparel Retailer
430,000	Petco Animal Supplies (b)	15,828,300
	Pet Supplies & Services
405,750	Aeropostale (b)	13,288,313
	Mall Based Teen Retailer
265,000	Ann Taylor (b)	6,781,350
	Womens Apparel Retailer
230,000	Chico’s Fas (b)	6,499,800
	Women’s Specialty Retail

339,150	Christopher & Banks	5,969,040
	Women’s Apparel Retailer
198,000	Zale Corp (b)	5,884,560
	Specialty Retailer of Jewelry
163,000	Genesco (b)	4,632,460
	Multi-Concept Branded Footware Retailer

Number of Shares		Value*
100,000	Michaels Stores	3,630,000
	Craft & Hobby Specialty Retailer
130,000	Sports Authority (b)	3,575,000
	Sporting Goods Store
145,750	Hot Topic (b)	3,184,638
	Music Inspired Retailer of Apparel, Accessories & Gifts
530,000	Restoration Hardware (b)	3,021,000
	Home Furnishing Retailer
48,200	Urban Outfitters (b)	2,312,154
	Eclectic Home & Apparel Retailer
141,200	Brookstone (b)	2,290,264
	Specialty Cosumer Product Retailer
60,000	West Marine (b)	1,275,600
	Largest Retailer of Boating Supplies
150,000	Gaiam (b)	831,000
	Healthly Living Catalog & E-Commerce
		95,030,679
	Consumer Services - 5.6%
972,000	ITT Educational Services (b)	47,142,000
	Technology Oriented Post Secondary Degree Programs
390,000	Coinstar (b)	8,268,000
	Owner/Operator of Coin Counting Machines
426,500	Central Parking	7,327,270
	Owner, Operater & Manager of Parking Lots & Garages
80,000	Weight Watchers (b)	3,438,400
	Weight Loss Program
		66,175,670
	Apparel - 2.4%
212,000	Coach (b)	12,005,560
	Designer & Retailer of Branded Leather Accessories
254,200	Oxford Industries	9,301,178
	Branded & Private Label Apparel
427,000	Steven Madden (b)	7,126,630
	Wholesaler/Retailer of Fashion Footware
		28,433,368

	Entertainment/Leisure Products - 1.8%
276,300	International Speedway Motors	14,989,275
	Largest Motorsport Racetrack Owner & Operator
390,000	Callaway Golf	4,992,000
	Premium Golf Clubs & Balls
45,000	Speedway Motorsports	1,606,500
	Motorsport Racetrack Owner & Operator
		21,587,775

Number of Shares		Value*
	Furniture & Textiles - 1.0%
110,000	Herman Miller	3,313,200
	Office Furniture
84,000	American Woodmark	3,047,520
	Kitchen Cabinet Manufacturer
33,000	Mohawk Industries (b)	2,781,900
	Carpet & Flooring
60,000	HNI	2,697,000
	Office Furniture & Fireplaces
		11,839,620
	Non-Durables - 0.3%
47,000	Scotts Company (b)	3,300,810
	Consumer Lawn & Garden Products

	Food - 0.1%
62,000	NBTY (b)	1,555,580
	Vitamins & Supplements

	Casinos - 0.1%
105,000	Alliance Gaming (b)	1,006,950
	Diversified Gaming Company
	Consumer Goods/Services - Total	228,930,452

	Energy/Minerals - 12.7%
	Oil Services - 6.8%
550,000	Chicago Bridge & Iron	24,216,500
	Engineering & Construction for Petrochemicals & LNG
490,700	FMC Technologies (b)	16,281,426
	Oil & Gas Well Head Manufacturer
500,000	Pride International (b)	12,420,000
	Offshore Drilling Contractor
625,000	Hanover Compressor (b)	7,543,750
	Natural Gas Compressor Rental
1,231,000	Newpark Resources (b)	7,250,590
	Drilling Fluid Services to Oil & Gas Industry

95,000	Carbo Ceramics	6,664,250
	Natural Gas Well Stimulants
266,800	Pioneer Drilling (b)	3,673,836
	Oil & Gas Well Driller
205,000	Key Energy Services (b)	2,351,350
	Oil & Gas Well Workover Services
		80,401,702

Number of Shares		Value*
	Oil/Gas Producers - 3.0%
215,000	Ultra Petroleum (b)	10,922,000
	Natural Gas Producer
296,000	Western Gas	10,197,200
	Oil Producer & Coal Seam Gas Producer
130,000	Quicksilver Resources (b)	6,334,900
	Natural Gas & Coal Seam Gas Producer
48,400	Southwestern Energy	2,747,184
	Oil & Gas Exploration/Production
75,000	Range Resources (b)	1,752,000
	Oil & Gas Producer
450,000	VAALCO Energy (b)	1,723,500
	Oil & Gas Producer
71,500	McMoRan Exploration (b)	1,437,150
	Natural Gas Producers & LNG Developer
		35,113,934
	Distribution/Marketing/Refining - 2.9%
460,000	Oneok	14,177,200
	Natural Gas Utility, Marketing & Processing
238,000	Equitable Resources	13,670,720
	Natural Gas Utility & Producer
231,000	Atmos Energy	6,237,000
	Natural Gas Utility
		34,084,920
	Energy/Minerals - Total	149,600,556

	Health Care - 11.8%
	Services - 4.9%
866,000	Lincare Holdings (b)	38,303,180
	Home Health Care Services
172,473	Coventry Health Care (b)	11,752,310
	PPO Network
481,800	NDCHealth Group	7,699,164
	Health Claims Processing & Drug Marketing Services
		57,754,654

	Medical Equipment - 3.8%
412,000	Edwards Lifesciences (b)	17,806,640
	Heart Valves
246,300	Diagnostic Products	11,896,290
	Immunodiagnostic Kits
248,600	Visx (b)	5,827,184
	Laser Eye Surgery Equipment
115,700	ICU Medical (b)	4,107,350
	Intravenous Therapy Products

Number of Shares		Value*
93,500	Orthofix International (b)	3,660,525
	Bone Fixation & Stimulation Devices
35,000	CTI Molecular Imaging (b)	709,450
	Medical Diagnostic Devices
15,450	Intermagnetics General (b)	376,053
	MRI Equipment
		44,383,492
	Biotechnology/Drug Delivery - 1.9%
226,500	Neurocrine Biosciences (b)	8,620,590
	Drugs for Sleep, Diabetes, MS & Endometriosis
350,000	AtheroGenics (b)	4,581,500
	Drugs for Atherosclerosis
270,000	Nektar Therapeutics (b)	3,763,800
	Drug Delivery Technologies
400,000	Lexicon Genetics (b)	2,044,000
	Drug Discovery
232,500	Ligand Pharmaceuticals (b)	1,332,225
	Drugs for Pain, Cancer, Osteoporosis, & Diabetes
154,231	SYRRX, Series C (b)(d)	962,401
	X-Ray Crystallography
250,000	Locus Discovery, Series D. Pfd. (b)(d)	500,000
	High Throughput Rational Drug Design
		21,804,516
	Pharmaceuticals - 0.9%
315,500	Par Pharmaceuticals (b)	10,550,320
	Generics

	Medical Supplies - 0.3%
100,700	Techne (b)	4,046,126
	Cytokines, Antibodies, Other Reagents For Life Sciences
	Health Care - Total	138,539,108

	Industrial Goods/Services - 9.7%
	Machinery - 2.9%
243,000	Esco Technologies (b)	19,525,050
	Automatic Electric Meter Readers

210,000	Ametek	8,452,500
	Aerospace/Industrial Instruments
78,000	Pentair	3,042,000
	Pumps, Water Treatment & Tools
50,000	Kaydon	1,570,000
	Specialized Friction & Motion Control Products
40,100	Nordson	1,476,482
	Dispensing Systems for Adhesives & Coatings
		34,066,032

Number of Shares		Value*
	Industrial Goods - 2.4%
162,000	Genlyte Group (b)	14,575,140
	Commercial Lighting Fixtures
165,300	Mine Safety Appliances	6,403,722
	Safety Equipment
98,000	Clarcor	5,092,080
	Mobile & Industrial Filters
75,000	Donaldson	2,421,000
	Industrial Air Filtration
		28,491,942
	Industrial Services - 1.2%
412,100	Insurance Auto Auctions (b)	11,476,985
	Auto Salvage Services
125,000	Clark	1,935,000
	Executive Compensation & Benefits Consulting
		13,411,985
	Logistics - 0.8%
109,000	Hub Group (b)	6,831,030
	Truck & Rail Freight Forwarder
59,600	Forward Air	2,537,768
	Freight Transportation Between Airports
		9,368,798
	Construction - 0.6%
127,600	Florida Rock Industries	7,505,431
	Concrete & Aggregates

	Industrial Distribution - 0.6%
113,000	Nuco2 (b)	2,971,900
	Bulk CO2 Gas Distribution to Restaurants
100,000	Aviall (b)	2,800,000
	Aircraft Replacement Parts Distributor
50,000	Airgas	1,194,500
	Industrial Gas Distributor
		6,966,400
	Water - 0.6%
133,000	Cuno (b)	6,834,870
	Filtration & Fluids Clarification

Specialty Chemicals & Industrial Materials - 0.3%
195,000	Spartech	3,870,750
Plastics Distribution & Compounding

Number of Shares		Value*
	Outsourcing Services - 0.2%
350,000	Quanta Services (b)	2,670,500
	Electrical & Telecom Construction Services

	Steel - 0.1%
75,000	Gibraltar Industries (formerly known as Gilbraltar Steel)	1,645,500
	Steel Processing
	Industrial Goods/Services - Total	114,832,208

	Finance - 8.4%
	Insurance - 3.2%
447,000	HCC Insurance Holdings	16,163,520
	Specialty Insurance
36,500	Markel (b)	12,600,165
	Specialty Insurance
138,000	Leucaudia National	4,740,300
	Insurance Holding Company
35,000	Philadelphia Consolidated Holding (b)	2,713,550
	Specialty Insurance
77,000	United America Indemnity (formerly known as United National Group) (b)	1,450,680
	Specialty Insurance
		37,668,215
	Finance Companies - 2.7%
1,135,400	AmeriCredit (b)	26,613,776
	Auto Lending
217,100	World Acceptance (b)	5,540,392
	Personal Loans
		32,154,168
	Banks/Savings & Loans - 1.5%
317,000	TCF Financial	8,606,550
	Great Lakes Bank
131,875	Chittenden	3,437,981
	Vermont & Western Massachusetts Bank
85,200	Anchor Bancorp Wisconsin	2,394,972
	Wisconsin Thrift

50,025	Texas Regional Bancshares	1,506,253
	TexMex Bank
30,000	West Bancorporation	511,200
	Des Moines Small Business Bank
15,000	First Financial BankShares	669,450
	West Texas Community Bank
		17,126,406
	Money Management - 1.0%
321,000	SEI Investments	11,607,360
	Mutual Fund Administration & Investment Management
	Finance - Total	98,556,149

Number of Shares or Principal Amount		Value*
	Other Industries - 0.8%
	Regulated Utilities - 0.5%
345,000	Northeast Utilities	6,648,150
	Regulated Electric Utility

	Real Estate - 0.2%
100,000	Crescent Real Estate Equities	1,634,000
	Class A Office Buildings
25,000	Highland Hospitality	258,750
	Hotel Real Estate Investment Trust
		1,892,750
	Waste Management - 0.1%
42,800	Waste Connections	1,487,300
	Solid Waste Management
	Other Industries- Total	10,028,200

Total Common Stocks (Cost: $683,357,241) - 90.4%		1,065,119,307

Short-Term Obligations - 9.7%
$28,000,000	Marshall + Ilsley 2.76% 04/04/05	27,993,560
28,000,000	AIG Funding 2.77% Due 04/05/05	27,991,382
27,000,000	Countrywide Funding Corp 2.75% Due 04/06/05	26,989,687

31,307,000	Repurchase Agreement with State Street Bank & Trust Co., dated 03/31/05, due 04/01/05 at 2.70% collateralized by Federal Home Loan Bank Notes, maturing 01/16/09, market value $31,934,156 (repurchase proceeds: $31,309,348)	31,307,000
(Amortized Cost: $110,941,483)		114,281,629

Total Investments (Cost: $794,298,724) - 100.1% (a)		1,179,400,936

Cash and Other Assets Less Liabilities - (0.1%)		(1,066,128)

Total Net Assets - 100%		$1,178,334,808

Notes to Statements of Investments:

* Security Valuation:

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees.  Securities traded on securities exchanges or in over-the-counter markets in which transaction prices are reported are valued at the last sales price at the time of valuation.  If a security is traded principally on the Nasdaq Stock Market Inc., the Nasdaq Official Closing Price will be applied.  Securities for which there are no reported sales on the valuation date are valued at the latest bid quotation.  Short-term debt obligations having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis.  Securities for which quotations are not readily available and any other assets are valued as determined in good faith by the Board of Trustees.

(a)  At March 31, 2005, for federal income tax purposes cost of investments was $794,298,724 and net unrealized appreciation was $385,102,212 consisting of gross unrealized appreciation of $426,652,442 and gross unrealized depreciation of $(41,550,230).

(b)  Non-income producing security.

(c)  An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares.  On March 31, 2005, the Fund held five percent or more of the outstanding voting securities of the following companies:

RCM Technologies	6.61%

The aggregate cost and value of these companies at March 31, 2005, was $5,474,962 and $3,795,120 respectively.  Investments in affiliated companies represent 0.32% of total net assets at March 31, 2005. The change in unrealized loss in affiliated companies amounted to $6,777 during the three months ended March 31, 2005. There was no other investment activity during the period.

(d)  Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued in good faith by the Board of Trustees. At March 31, 2005, these securities amounted to $1,878,816 which represents 0.16% of net assets.

Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost	Value

Locus Discovery, Series D Pfd.	09/05/01	250,000	$1,000,000	$500,000
Sensable Technologies, Series C Pfd.	04/04/00	301,205	1,000,000	337,350
Sensable Technologies, Common	06/28/04	1,581,292	0	79,065
SYRRX, Series C	01/08/01	154,231	1,002,502	962,401
			$3,002,502	$1,878,816

WANGER INTERNATIONAL SMALL CAP ADVISORS  STATEMENT OF INVESTMENTS (Unaudited) MARCH 31, 2005

Number of Shares		Value*
Common Stocks - 98.5%
	Europe - 65.5%
	United Kingdom/Ireland - 22.8%
504,362	Anglo Irish Bank (Ireland)	12,620,853
	Small Business & Middle Market Banking
700,000	Kensington	7,863,105
	Non-Conforming Mortgage Company
500,000	IAWS Group (Ireland)	7,565,366
	Manufacturer of Baked Goods
1,600,000	United Drug (Ireland)	7,239,932
	Pharmaceutical Wholesaler & Outsourcer
600,000	Grafton Group (Ireland)	7,086,939
	Building Materials Wholesaling & DIY Retailing
1,400,000	Charles Taylor Group	6,700,158
	Insurance Services
525,000	Business Post Group	6,541,574
	UK Parcel & Express Mail Service
400,000	Exel	6,403,758
	Global Logistics & Freight Forwarding
1,400,000	Workspace Group	6,211,191
	Real Estate Company
300,000	Intermediate Capital	6,054,496
	European Provider of Mezzanine Capital
1,800,000	Tullow Oil	5,904,408
	Oil & Gas Producer
840,000	International Greetings	5,867,594
	Private Label Greeting Products
800,000	Bloomsbury Publishing	5,052,021
	Publishing
600,000	Expro International	4,910,429
	Offshore Oil Field Services
650,000	Paragon Group	4,908,541
	UK Buy-to-Let Finance Company

494,882	Ulster Television	4,848,954
	Irish Television & Radio Station Operator
500,000	Spectris	4,781,107
	Electronic Instruments & Controls

Number of Shares		Value*
300,000	Depfa Bank (Ireland)	4,745,371
	International Public Sector Finance
280,000	Northgate	4,744,293
	Light Commercial Vehicle Rental Specialist
310,000	Jurys Doyle Hotel (Ireland)	4,702,585
	Owner/Operator of Mid-Priced Hotels
750,000	French Connection	4,130,962
	Clothing Wholesaler & Retailer
155,000	Cobham	4,087,965
	Aerospace Components
150,000	Kerry Group (Ireland)	3,627,097
	Food Ingredients
250,000	Viridian	3,577,571
	Northern Ireland Electric Utility
558,754	Vitec Group	3,570,741
	Supports for Lighting & Cameras
594,467	HIT Entertainment	3,347,243
	Children’s Programming
400,000	Care UK	3,013,089
	Nursing Home & Psychiatric Care Facilities
850,000	RPS Group	2,290,731
	Environmental Consulting
350,000	Offshore Hydrocarbon Mapping (b)	1,651,913
	Exploration Technology Contractor
		154,049,987
	France/Belgium - 8.6%
60,000	Vallourec	12,688,032
	Seamless Tubes
223,000	April Group	6,519,893
	Insurance Policy Construction
90,000	Norbert Dentressangle	5,251,025
	Transport
55,000	Neopost	4,763,522
	Postage Meter Machines

60,000	Imerys	4,535,330
	Industrial Minerals Producer
350,000	SES Global	4,533,385
	Satellite Broadcasting Services

Number of Shares		Value*
111,800	Iliad (b)	4,160,186
	High Speed Internet Service Provider
41,000	Bacou Dalloz	3,896,520
	Safety Equipment
62,000	Carbone Lorraine (b)	3,504,832
	Advanced Industrial Materials
61,000	Omega Pharma (Belgium)	3,146,181
	OTC Products, Pharmacy & Dental Supplies
178,000	Cerep	2,942,519
	Health Care
97,000	Fininfo	2,326,658
	Data Feeds for French Banks & Brokers
		58,268,083
	Netherlands - 8.2%
92,347	Fugro	8,399,231
	Survey & GPS Services
100,000	Koninklijke Ten Cate	8,544,260
	Advanced Textiles & Industrial Fabrics
229,100	United Services Goup	7,324,993
	Temporary Staffing Services
138,000	Aalberts Industries	7,130,114
	Flow Control & Heat Treatment
103,000	OPG Groep	6,583,748
	Healthcare Supplies & Pharmacies
116,000	Sligro Food Group	6,106,229
	Food Service & Wholesaling
163,000	IM Tech	5,325,706
	Technical Engineering
310,000	Unit 4 Aggresso (b)	5,305,480
	Business & Security Software
19,658	Hunter Douglas	990,957
	Window Shades & Venetian Blinds
		55,710,718

	Germany/Austria - 8.0%
80,000	Wincor Nixdorf	6,379,023
	Retail POS Systems & ATM Machines
160,000	GFK	6,347,906
	Market Research Services

Number of Shares		Value*
125,000	Wienerberger (Austria)	5,690,231
	Bricks & Clay Roofing Tiles
45,200	Rational	5,057,528
	Commercial Oven Manufacturer
155,000	Hugo Boss Designs	4,819,144
	Fashion Apparel
95,000	Bilfinger Berger	4,726,117
	Construction & Related Services
315,000	Deutsche Beteiligung	4,696,750
	Private Equity & Investment Management
75,000	Rhoen-Klinikum Pfd.	4,672,440
	Hospital Management
90,000	Grenke Leasing	4,084,131
	Financing for IT Equipment
383,000	Takkt	4,022,285
	Mail Order Retailer of Office & Warehouse Durables
75,000	Vossloh	3,825,469
	Rail Infrastructure & Diesel Locomotives
		54,321,024
	Italy - 4.0%
160,000	Amplifon	9,718,934
	Hearing Aid Retailer
402,000	Granitifiandre	3,856,975
	Innovative Stoneware
50,000	Davide Campari	3,477,994
	Spirits & Wine
130,000	SABAF	3,118,201
	Supplier to White Goods OEMS
200,000	Autogrill (b)	2,992,436
	Tollway Restaurants
200,000	Credit Emiliano	2,272,851
	Regional Bank

1,400,000	Ducati Motor (b)	1,944,046
	Motorcycles & Related Merchandise
		27,381,437
	Sweden - 3.6%
152,400	Hexagon	7,974,657
	Measurement Equipment & Polymers

Number of Shares		Value*
345,800	Sweco (b)	6,993,367
	Nordic Infrastructure/Environment Consulting
316,000	Nobia	5,966,143
	Kitchen Cabinet Manufacturing & Distribution
1,985,500	Biotage (b)	3,116,866
	Discovery Chemistry (Microwaves & Purification)
2,900	Medicover (b)	27,069
	Central European Health Clinics
		24,078,102
	Switzerland - 2.8%
10,400	Sika	7,754,901
	Chemicals for Construction & Industrial Application
8,000	Geberit International	5,858,307
	Plumbing Supplies
25,000	Kuehne & Nagel	5,391,850
	Freight Forwarding/Logistics
		19,005,058
	Spain - 1.9%
230,000	Red Electrica	5,695,741
	Spanish Power Grid
76,000	Bankinter	3,935,598
	Mortgage Lender
279,100	Abengoa	3,061,394
	Engineering & Construction
		12,692,733
	Finland - 1.7%
480,000	Sponda	4,350,182
	Office & Warehouse Property Company
122,000	Jaakko Poyry	3,998,766
	Engineering Consultants in Forestry & Energy
189,000	Amer Sports (formerly known as Amer Group)	3,393,912
	Branded Sporting Goods
		11,742,860

	Greece - 0.9%
190,000	Intralot	5,818,654
	Lottery & Gaming Systems & Services

	Czech Republic - 0.9%
41,200	Komercni Banka	5,870,213
	Leading Czech Universal Bank

Number of Shares		Value*
	Norway - 0.8%
247,200	Ekornes	5,358,663
	Niche Furniture Manufacturer

	Poland - 0.6%
132,000	Central European Distribution (b)	4,394,280
	Spirits & Wine Distribution

	Denmark - 0.4%
10,500	Kobenhavns Lufthavne	2,505,264
	Copenhagen Airport Manager

	Russian Federation - 0.3%
75,000	Mechel Steel Group (b)	2,007,750
	Coking Coal
	Europe - Total	443,204,826

	Asia - 20.5%
	Japan - 9.4%
160,000	Shimano	5,372,884
	Bicycle Components & Fishing Tackle
124,000	Daito Trust Construction	5,204,981
	Apartment Builder
386,000	Wacoal	5,123,623
	Women’s Specialty Apparel
103,000	Hogy Medical	5,005,643
	Disposable Surgical Products
137,000	Meitec	4,779,441
	Staffing Company Specializing in RD Engineers
253,000	Park 24	4,719,929
	Parking Lot Operator
116,000	ARRK	4,349,797
	Prototypes & Molds for New Product Development

273,500	NIFCO	4,342,120
	Molded Plastic Compenents
111,000	Eneserve	3,768,854
	Power Generators

Number of Shares		Value*
179,000	Ushio	3,422,881
	Industrial Light Sources
162,500	Ain Pharmaciez	3,342,310
	Dispensing Pharmacy/Drugstore Operator
265,900	Toyo Technica	3,283,910
	Value Added Reseller of Imported Instrumentation
57,000	ITO EN	2,770,113
	Soft Drink Maker Specializing in Green Tea Products
94,600	Kappa Create	2,501,665
	Sushi Chain Restaurant Operator
470,400	Hiroshima Bank	2,448,423
	Regional Bank
195,000	Fukuoka Bank	1,224,150
	Regional Bank
180,000	Bank of Yokohama (b)	1,098,083
	Regional Bank
27,500	SATO	692,598
	Bar Code Printers & Supplies
192	Jupiter Telecommunications (b)	153,127
	Largest Cable Service Provider in Japan
		63,604,532
	Taiwan - 4.1%
4,290,000	Taiwan Fu Hsing	4,915,540
	Door Lock Manufacturer
4,419,300	Phoenixtec Power	4,881,345
	Uninterruptable Power Supplies
1,599,616	Springsoft Systems	3,488,022
	Electronic Design Automation Software
3,169,000	Chicony Electronics	3,319,273
	PC Power Supplies & Keyboards
1,800,000	Sunplus Technology	2,702,342
	Fabless Semiconductor Designer

1,074,000	Advantech	2,454,390
	Embedded Computers
1,644,021	Wah Lee Industrial	2,303,800
	Distributor of Chemicals, Materials & Equipment
398,800	ASE Test (b)	2,025,904
	Semiconductor Packaging & Test Services
2,530,000	Bank of Kaohsiung	1,738,542
	Commerical Banking
		27,829,158

Number of Shares		Value*
	Hong Kong/China - 3.4%
2,000,000	Hong Kong Exchanges & Clearing	5,179,919
	Equity & Derivatives Operator
2,000,000	Techtronic Industries	4,410,624
	Power Tools & Motorized Appliances
7,000,000	Global Bio-Chem Technology Group (China)	4,397,802
375,000	Global Bio-Chem Technology Group Warrants (China)	12,501
	Refiner of Corn-Based Commodities
11,000,000	Linmark	4,195,862
	Sourcing of Consumer Goods
10,000,000	Ngai Lik Industrial	2,724,586
	Consumer Electronics Manufacturer
11,972,000	Lerado Group	1,842,000
	Baby Strollers & Infant Car Seats Manufacturer
		22,763,294
	Singapore - 1.3%
5,000,000	ComfortDelGro	5,057,847
	Taxi & Mass Transit Service
6,500,000	LMA International (b)	3,543,522
	Medical Equipment & Supplies
		8,601,369
	Indonesia - 0.9%
25,000,000	PT Perusahaan Gas Negara	6,005,808
	Gas Pipeline Operator

	South Korea - 0.7%
205,000	Samyoung Heat Exchange (b)	3,108,813
	Power Plant Related Machinery
20,512	Yuhan	1,817,903
	OTC & Prescription Drug Manufacturer
		4,926,716
	India - 0.7%
300,000	Housing Development Finance	4,991,527
	Premier Mortgage Lender in India
	Asia - Total	138,722,404

	Other Countries - 8.6%
	Canada - 5.7%
823,500	Major Drilling Group International (b)	9,189,709
	Mining Exploration Driller
500,000	Shawcor	7,439,554
	Oil & Gas Pipeline Products

Number of Shares or Principal Amount			Value*
1,000,000		Kinross Gold (b)	6,083,902
		Gold Mining
120,000		Masonite International (b)	4,181,029
		Door Manufacturer
1,000,000		Northern Orion Resources	2,901,426
		Mining of Copper & Gold in Argentina
120,000		Enerflex Systems	2,626,658
		Natural Gas Compressor
3,175,000	CAD	Main Street Equity, Conv. 7.25% 09/30/11 (c)	2,230,833
17,000		Main Street Equity (b)	67,030
		Canadian Multi-Family Real Estate
250,000		Ivanhoe Mines (b)	1,880,554
		Copper Mining in Mongolia
60,000		Corus Entertainment	1,450,713
		Television Programming & Radio Stations
41,000		Fairborne Energy (b)	460,244
		Oil & Gas Producer
			38,511,652
		Australia/New Zealand - 2.3%
600,000		Billabong International	6,172,133
		Action Sports Apparel Brand Manager
1,222,500		Sky City Entertainment (New Zealand)	4,290,887
		Casino/Entertainment Complex

70,000	Perpetual Trustees	3,095,271
	Australian Mutual Fund Manager
1,009,500	Pacific Brands (b)	1,959,803
	Australian Branded Apparel
		15,518,094
	South Africa - 0.6%
100,000	Edgars Consolidated Stores	4,409,011
	Leading Retail Conglomerate
	Other - Total	58,438,757

Number of Shares or Principal Amount		Value*
	Latin America - 3.9%
	Mexico - 1.8%
240,000	Grupo Aeroportaurio Del Sureste	6,732,000
	Cancun & Cozumel Airport Operator
1,000,000	Consorcio ARA	3,315,278
	Affordable Housing Builder
375,000	URBI Desarrollo (b)	1,880,120
	Affordable Housing Builder
		11,927,398
	Brazil - 1.7%
215,000	Natura Cosmeticos	5,843,879
	Direct Retailer of Cosmetics
2,260,000	Caemi	2,098,390
	Iron Ore/Kaolin Producer
196,000	Porto Seguro	1,761,872
	Brazil’s Largest Independent Insurer
60,000	All America Latina Logistica	1,651,067
	Monopoly Rail Operator in Southern Brazil
44,750	Diagnosticos (b)	452,359
	Largest Private Diagnostic Services Company in Brazil
		11,807,567
	Chile - 0.4%
100,000	CorpBanca	2,605,000
	Chilean Local Bank
4,900	Sociedad Quimica y Minera de Chile	394,695
	Producer of Specialty Fertilizers, Lithium & Iodine
		2,999,695
	Latin America - Total	26,734,660

Total Common Stocks (Cost: $471,591,954) - 98.5%		667,100,647

Short-Term Obligations - 1.2%
$7,903,000	Repurchase Agreement with State Street Bank & Trust Co. dated 03/31/05, due 04/01/05 at 2.70% collateralized by Federal National Mortgage Association Notes, maturing 09/15/09, market value $8,062,194 (repurchase proceeds: $7,903,593)	7,903,000
(Amortized Cost: $7,903,000)		7,903,000

Total Investments (Cost: $479,494,954) - 99.7% (a)(d)		675,003,647

Cash and Other Assets Less Liabilities - 0.3%		2,110,401

Total Net Assets - 100%		$677,114,048

Notes to Statements of Investments:

* Security Valuation

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees.  Securities traded on securities exchanges or in over-the-counter markets in which transaction prices are reported are valued at the last sales price at the time of valuation.  If a security is traded principally on the Nasdaq Stock Market Inc., the Nasdaq Official Closing Price will be applied.  Securities for which there are no reported sales on the valuation date are valued at the latest bid quotation.  Short-term debt obligations having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis. Securities for which quotations are not readily available and any other assets are valued as determined in good faith by the Board of Trustees.  The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.  If a security is valued at a “fair value”, that value is likely to be different from the last quoted market price for the security.

(a)          At March 31, 2005, for federal income tax purposes cost of investments was $479,494,954 and net unrealized appreciation was $195,508,693 consisting of gross unrealized appreciation of $205,738,179 and gross unrealized depreciation of $10,229,486.

(b)         Non-income producing security.

(c)          Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. This security is valued in good faith by the Board of Trustees. At March 31, 2005, this security amounted to $2,230,833 which represents 0.33% of net assets.

Additional information on this security is as follows:

Security	Acquisition Date	Par	Cost	Value
Mainstreet Equity, Conv. 7.25% 09/30/11	10/8/2004	$3,175,000	$2,527,263	$2,230,833

(d) On March 31, 2005, the Fund’s total investments were denominated in currencies as follows:

Currency	Value	% of Net Assets
Euro Dollars	$273,523,650	40.4%
British Pounds	106,461,844	15.7
Japanese Yen	63,604,532	9.4
Canadian Dollar	38,511,652	5.7
Other currencies less than 5% of total net assets	192,901,969	28.5
	$675,003,647	99.7%

At June 30, 2000 the Fund’s portfolio of investments as a percentage of net assets was diversified as follows:

	Value	Percent
Information
Business Information & Marketing Services	$28,656,483	8.3
Telephone Services	26,471,063	7.7
Computer Services	26,404,967	7.6
Business Software	19,179,068	5.6
Publishing	18,648,751	5.4
Internet Related	17,084,448	4.9
Semiconductors & Related Equipment	12,747,611	3.7
Transaction Processors	12,339,393	3.6
Advertising	10,472,109	3.0
Contract Manufacturing	9,725,275	2.8
Computer Hardware & Related Equipment	9,190,058	2.7
Radio	6,110,859	1.8
Instrumentation	5,910,297	1.7
Mobile Communications	4,633,043	1.3
Telecommunications Equipment	2,744,318	0.8
Telecom	2,699,418	0.7
Domestic Consumer Software	2,116,000	0.6
TV Broadcasting	81,654	0.1
	215,214,815	62.3
Health Care
Pharmaceuticals	7,048,756	2.0
Medical Equipment	2,945,778	0.9
Hospital/Laboratory Supplies	2,015,874	0.6
Biotechnology/Drug Delivery	1,603,420	0.5
	13,613,828	4.0
Consumer Goods/Services
Consumer Services	13,862,608	4.0
Entertainment	5,262,400	1.5
Durable Goods	4,233,227	1.2
Travel	4,050,000	1.2
Food	3,735,972	1.1
Retail	2,955,564	0.9
Nondurables	1,840,512	0.5
	35,940,283	10.4
Finance
Brokerage	5,825,192	1.7
Banks	3,623,508	1.0
Finance Companies	2,371,277	0.7
Money Management	2,064,642	0.6
Insurance	1,036,643	0.4
	14,921,262	4.4
Industrial Goods/Services
Outsourcing & Training Services	10,911,360	3.2
Electrical Components	7,591,570	2.2
Specialty Chemicals	5,001,703	1.4
Machinery	1,760,786	0.5
Industrial Services	1,639,431	0.5
	26,904,850	7.8
Energy/Minerals
Oil Services	13,354,000	3.9
Oil/Gas Producers	4,940,271	1.4
Non-Ferrous Metals	1,085,135	0.3
	19,379,406	5.6
Other
Regulated Utilities	4,313,700	1.2

Total Common Stocks and Other Equity-Like Securities	330,288,144	95.7

Short-Term Obligations	5,617,845	1.6

Cash and Other Assets less Liabilities	9,411,624	2.7

Net Assets	$345,317,613	100.0%

WANGER SELECT STATEMENT OF INVESTMENTS (Unaudited) MARCH 31, 2005

Number of Shares or Principal Amount		Value*
Common Stocks - 96.5%
	Information - 34.7%
	Business/Consumer Software - 9.6%
169,000	McAfee (b)	3,812,640
	Security Software & Services
128,600	Aspect Communications (b)	1,338,726
	Call Center Software
215,300	Novell (b)	1,283,188
	Directory, Operating System & Identity Management Software
64,700	Synopsys (b)	1,171,070
	Software for Designing Semiconductor Chips
		7,605,624
	Business Information/Advertising - 6.8%
31,000	Moody’s	2,506,660
	Ratings Service for Credit Obligations
63,000	Fair Isaac	2,169,720
	Credit Scoring & Decision Analytic Software
34,000	FTI Consulting, Inc. (b)	701,760
	Financial Consulting Firm
		5,378,140
	Internet - 4.1%
600,000	Skillsoft Publishing (b)	2,208,000
	Provider of Web-Based Learning Solutions (E-Learning)
47,000	IAC/InterActive Corp (b)	1,046,690
	Dominate Internet Middleman
		3,254,690
	Telecommunications Equipment - 4.1%
444,000	Tellabs (b)	3,241,200
	Telecommunications Equipment

	Mobile Communications - 3.2%
140,000	American Tower (b)	2,552,200
	Communication Towers in USA & Mexico

	Television Programming/CATV - 2.4%
26,000	Liberty Media International (b)	1,137,240
	CATV Holding Company
84,000	UnitedGlobalCom (b)	794,640
	Video, Voice & Data Services Outside the USA
		1,931,880

Number of Shares or Principal Amount		Value*
	Instrumentation - 2.2%
70,000	Tektronix	1,717,100
	Analytical Instruments

	Electronics Distribution - 1.5%
20,000	CDW Corp	1,133,600
	Tech Reseller to Small Businesses

	Computer Services - 0.8%
152,000	AnswerThink Consulting (b)	627,760
	I/T Consultant Offering Best Practices Benchmarking
	Information - Total	27,442,194

	Consumer Goods/Services - 33.7%
	Retail - 11.9%
64,000	Abercrombie & Fitch	3,663,360
	Teen Apparel Retailer
190,000	Safeway (b)	3,520,700
	Retail Food & Drug Stores
51,000	Costco Wholesale Corp (b)	2,253,180
	Warehouse Superstores
		9,437,240
	Consumer Services - 8.3%
94,000	ITT Educational Services (b)	4,559,000
	Technology Oriented Post Secondary Degree Services
47,600	Weight Watchers (b)	2,045,848
	Weight Loss Program
		6,604,848
	Leisure Vehicles - 4.9%
67,000	Harley-Davidson	3,869,920
	Motorcycles & Related Merchandise

	Apparel - 3.3%
46,000	Coach (b)	2,604,980
	Designer & Retailer of Branded Leather Accessories

	Furniture/Textiles - 3.0%
78,000	Herman Miller	2,349,360
	Office Furniture

Number of Shares or Principal Amount		Value*
	Entertainment - 2.3%
33,000	International Speedway Motors	1,790,250
	Largest Motorsport Racetrack Owner & Operator
	Consumer Goods/Services - Total	26,656,598

	Finance - 13.5%
	Banks - 6.6%
128,000	TCF Financial	3,475,200
	Great Lakes Bank
57,000	Associated Banc-Corp	1,780,110
	Midwest Bank
		5,255,310
	Money Management - 3.8%
48,100	SEI Investments	1,739,296
	Mutual Fund Administration & Investment Management
89,000	Janus Capital	1,241,550
	Manages Mutual Funds
		2,980,846
	Insurance - 3.1%
7,100	Markel (b)	2,450,991
	Specialty Insurance
	Finance - Total	10,687,147

	Health Care - 7.6%
	Services - 7.6%
80,000	Lincare Holdings (b)	3,538,400
	Home Health Care Services
35,640	Coventry Health Care, Inc. (b)	2,428,510
	PPO Network
		5,966,910
	Health Care - Total	5,966,910

	Energy & Minerals - 3.6%
	Oil Services - 3.6%
82,000	Pride International, Inc. (b)	2,036,880
	Offshore Drilling Contractor
24,000	FMC Technologies (b)	796,320
	Oil & Gas Well Head Manufacturer
		2,833,200

Number of Shares or Principal Amount		Value*
	Energy & Minerals - Total	2,833,200
	Industrial Goods/Services - 3.4%
	Logistics - 2.9%
43,000	Expeditors International of Washington	2,302,650
	International Freight Forwarder

	Outsourcing Services & Training - 0.5%
55,000	Quanta Services, Inc. (b)	419,650
	Electrical & Telecom Construction Services
	Industrial Goods/Services - Total	2,722,300

Total Common Stocks (Cost: $62,921,636) - 96.5%		76,308,349

Short-Term Obligations - 4.2%
$3,319,000	Repurchase Agreement with State Street Bank & Trust Dated 3/31/05, Due 4/1/05 at 2.70% Collateralized by Federal Home Loan Mortgage Corp. Notes, Maturing 03/05/19, Market Value $3,388,125 (Repurchase proceeds: $3,319,249)	3,319,000
	(Amortized Cost: $3,319,000)	3,319,000

Total Investments (Cost:$66,240,639) - 100.7% (a)		79,627,349

Cash and Other Assets Less Liabilities - (0.7%)		(551,555)

Total Net Assets - 100%		$79,075,794

Notes to Statement of Investments:

* Security valuation

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. Securities traded on securities exchanges or in over-the-counter markets in which transaction prices are reported are valued at the last sales price at the time of valuation.  If a security is traded principally on the Nasdaq Stock Market Inc., the Nasdaq Official Closing Price will be applied.  Securities for which there are no reported sales on the valuation date are valued at the latest bid quotation. Short-term debt obligations having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis.  Securities for which quotations are not readily available and any other assets are valued as determined in good faith by the Board of Trustees.

(a)          At March 31, 2005, cost for federal income tax purposes is $66,240,639. The net unrealized appreciation was $13,386,710, consisting of gross unrealized appreciation of $16,606,537 and gross unrealized depreciation of $3,219,827.

(b)         Non-income producing security.

WANGER INTERNATIONAL SELECT STATEMENT OF INVESTMENTS (Unautited) MARCH 31, 2005

Number of Shares		Value*
Common Stocks - 99.5%
	Europe - 60.4%
	United Kingdom/Ireland - 21.5%
82,000	Anglo Irish Bank (Ireland)	2,051,919
	Small Business & Middle Market Banking
100,000	Exel	1,600,939
	Global Logistics & Freight Forwarding
68,500	Depfa Bank (Ireland)	1,083,526
	International Public Sector Finance
60,000	IAWS Group (Ireland)	907,844
	Manufacturer of Baked Goods
135,000	Compass Group	615,503
	International Concession & Contract Caterer
45,000	British Sky Broadcasting	493,167
	Digital Satelite Broadcasting
18,000	Kerry (Ireland)	435,252
	Food Ingredients
35,000	Grafton Group (Ireland)	413,405
	Building Materials Wholesaling & DIY Retailing
20,000	Intermediate Capital	403,633
	European Provider of Mezzanine Capital
11,000	Cobham	290,114
	Aerospace Components
		8,295,302
	Switzerland - 11.3%
5,200	Kuehne & Nagel	1,121,505
	Freight Forwarding/Logistics
7,500	Swatch Group	1,030,721
	Watch & Electronics Manufacturer
1,100	Geberit International	805,517
	Plumbing Supplies

5,700	Synthes	633,730
	Products for Orthopedic Surgery
1,300	Schindler	481,421
	Elevator Manufacturer & Service Provider
435	Givaudan	279,273
	Industrial Fragrances & Flavors
		4,352,167

Number of Shares		Value*
	France/Belgium - 14.0%
19,300	Neopost	1,671,563
	Postage Meter Machines
100,000	SES Global	1,295,253
	Satellite Broadcasting Services
15,000	Imerys	1,133,832
	Industrial Minerals Producer
17,600	Belgacom (Belgium) (b)	727,935
	Telecom Service Provider
8,200	Essilor International	592,718
	Eyeglass Lenses
		5,421,301
	Czech Republic - 3.7%
9,900	Komercni Banka	1,410,561
	Leading Czech Universal Bank

	Norway - 3.2%
92,300	Den Norske Bank	942,208
	Largest Norwegian Bank
8,000	Orkla	292,606
	Food & Diversified Consumer Goods
		1,234,814
	Germany - 2.6%
7,500	Deutsche Boerse	563,999
	Trading, Clearing & Settlement Services for Financial Markets
7,000	Rhoen Klinikum	443,809
	Hospital Management
		1,007,808
	Spain - 2.6%
41,000	Red Electrica	1,015,328
	Spanish Power Grid

	Italy - 1.5%
40,000	Autogrill	598,487
	Restaurants & Catering for Travelers
	Europe - Total	23,335,768

	Asia - 26.3%
	Japan - 19.4%
28,000	Daito Trust Construction	1,175,318
	Apartment Builder

Number of Shares		Value*
37,000	Shimano	1,242,479
	Bicycle Components & Fishing Tackle
8,400	Hoya	924,584
	Opto-Electrical Components & Eyeglass Lenses
6,600	Funai Electric	813,880
	Consumer Electronics
41,000	Ushio	784,012
	Industrial Light Sources
914	Jupiter Telecommunications (b)	728,949
	Largest Cable Service Provider in Japan
110,000	Hiroshima Bank	572,548
	Regional Bank
6,900	Fast Retailing	417,714
	Apparel Retailer
55,000	Bank of Yokohama (b)	335,525
	Regional Bank
14,000	Olympus Optical	326,477
	Medical Equipment & Cameras
3,000	ITO EN	145,795
	Soft Drink Maker Specializing in Green Tea Products
		7,467,281
	Hong Kong/China - 4.3%
400,000	Hong Kong Exchanges & Clearing	1,035,984
	Hong Kong Equity & Derivatives Operator
1,000,000	Global Bio-Chem Technology Group (China)	628,257
	Refiner of Corn-Based Commodities
		1,664,241
	Singapore - 2.6%
1,000,000	ComfortDelGro	1,011,569
	Taxi & Mass Transit Service
	Asia - Total	10,143,091

	Other Countries - 9.6%
	Canada - 6.7%
175,000	Kinross Gold	1,064,683
	Gold Mining
26,900	Talisman Energy	920,348
	Oil & Gas Producer

Number of Shares		Value*
30,000	Noranda	602,852
	Diversified Mining Holding Company
		2,587,883
	Australia - 2.9%
200,000	Lion Nathan	1,121,503
	Beer Brewer/Distributor
	Other - Total	3,709,386
	Latin America - 3.2%
	Argentina - 3.2%
20,000	Tenaris	1,230,200
	Steel Pipe for Oil Wells & Pipelines
	Latin America - Total	1,230,200

Total Common Stocks (Cost: $28,422,600) - 99.5%		38,418,445

Short-Term Obligations - 1.1%
$415,000	Repurchase Agreement with State Street Bank & Trust Co., dated 03/31/05, due 04/01/05 at 2.70% collateralized by Federal Home Loan Bank Notes, maturing 04/06/09, market value $423,406 (repurchase proceeds: $415,031)	415,000
(Amoritized Cost: $415,000)		415,000

Total Investments (Cost: $28,837,600) - 100.6% (a)		38,833,445

Cash and Other Assets Less Liabilities - (0.6%)		(206,577)

Total Net Assets - 100%		$38,626,868

Notes to Statement of Investments:

* Security Valuation

Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. Securities traded on securities exchanges or in over-the-counter markets in which transaction prices are reported are valued at the last sales price at the time of valuation.  If a security is traded principally on the Nasdaq Stock Market Inc., the Nasdaq Official Closing Price will be applied.  Securities for which there are no reported sales on the valuation date are valued at the latest bid quotation.  Short-term debt obligations having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis.  Securities for which quotations are not readily available and any other assets are valued as determined in good faith by the Board of Trustees.  The Fund may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.  If a security is valued at a “fair value”, that value is likely to be different from the last quoted market price for the security.

(a)          At March 31, 2005, cost for federal income tax purposes is $28,837,600.  The net unrealized appreciation was $9,995,845 consisting of gross unrealized appreciation of $10,481,035 and gross unrealized depreciation of $485,190.

(b)         Non-income producing security.

(c)          On March 31, 2005, the Fund’s total investments were denominated in currencies as follows:

Currency	Value	% of Net Assets
Euro Dollars	12,934,869	33.5%
Japanese Yen	7,467,281	19.3
Swiss Francs	4,352,167	11.3
British Pounds	3,403,356	8.8
Canadian Dollars	2,587,883	6.7
Other currencies less than 5% of total net assets	8,087,889	20.9
	38,833,445	100.5%

Item 2. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)   There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

a Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Wanger Advisors Trust

By (Signature and Title)	/S/ Charles P. McQuaid
Charles P. McQuaid, President

Date	May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ Charles P. McQuaid
Charles P. McQuaid, President

Date	May 26, 2005

By (Signature and Title)	/S/ Bruce H. Lauer
Bruce H. Lauer, Treasurer

Date	May 26, 2005